TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			12.00%	16.00%	12.50%	15.00%	15.00%
Preferred Income tax rate for Development Zone A			6.00%	9.00%	7.00%	10.00%	10.00%
Maximum tax rate on dividends distributed from Preferred Income.		20.00%	15.00%
Corporate tax rate for Israel			26.50%	26.50%	25.00%
U.S. subsidiaries tax rate, federal and state			38.00%	38.00%	38.00%
Subsequent Event [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	25.00%
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A				16.00%	12.50%	15.00%	15.00%
Corporate tax			$ 431
Tax rate on transactions			25.00%
Accumulated tax exempt income			$ 1,723
Turbochrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A				9.00%	7.00%	10.00%	10.00%